Restricted cash	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Restricted cash

9	Restricted cash

	December 31, 2023	December 31, 2022

Agreement with the São Paulo Municipal Government (i)	47,749	30,231
Brazilian Federal Savings Bank – escrow deposits	365	433
Other	6,830	6,810
	54,944	37,474

(i)	Refers to the amount deducted from the transfer of 7.5% of the revenue earned in the municipality to the Municipal Fund for Environmental Sanitation and Infrastructure, corresponding to eventual amounts unpaid by direct management bodies, foundations and government agencies, as established in the agreement entered into with São Paulo Municipal Government (PMSP).